Short-term and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-term and long-term borrowings
Summary of short-term borrowings

The following is a summary of short-term and long-term borrowings:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	203,845	60,679	9,299
Long-term borrowings	9,689	22,577	3,460

Summary of repayments of principal amounts of the long-term borrowing

As of December 31,
2020
RMB
2021	—
2022	5,249
2023	4,499
2024	6,161
2025 and thereafter	6,668
Total	22,577